FINANCIAL DEBT WITH THIRD PARTIES - ARISING FROM FINANCING ACTIVITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total finance costs	$ 86,496	$ 91,889	$ 70,293